Borrowings and financial liabilities - Collaboration agreement with AFM-Telethon, BIO101 project (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Apr. 30, 2020
Disclosure of financial liabilities [line items]
Amount of agreement		€ 24,000,000
AFM Telethon - BIO101
Disclosure of financial liabilities [line items]
Amount of agreement	€ 400,000
Repayment period	2 years
AFM Telethon - BIO101 | Euribor
Disclosure of financial liabilities [line items]
Points over Euribor used to establish discount rate	2.50%
Market interest rate used to discount the liability	2.18%